Loss Per Ordinary Share - Summary of Earnings Per Share (Detail) - $ / shares	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Earnings Per Share [Abstract]
Basic and diluted loss per ordinary share	$ (0.05)	$ (0.11)